CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (Statement) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Revenue:
Revenue	¥ 383,205	¥ 223,775	¥ 175,992
Other revenue	125	274	932
Total revenue	383,330	224,049	176,924
Expenses:
Cost of sales	369,852	214,786	169,604
Selling, general and administrative expenses	14,458	6,757	8,039
Total expenses	384,310	221,543	177,643
Operating profit (loss)	(980)	2,506	(719)
Other income and expenses
Other income	22	437	45
Other expenses	(105)	(153)	(165)
Listing expense	(13,714)	0	0
Financial income	1,457	67	0
Financial expenses	(39)	(17)	(7)
Profit (loss) before income taxes	(13,359)	2,840	(846)
Income tax (benefit) expense	991	873	(287)
Net profit (loss) for the period attributable to owners of the Company	(14,350)	1,967	(559)
Other comprehensive income:
Foreign currency translation adjustment	13	0	0
Total comprehensive income (loss) for the year attributable to owners of the Company	¥ (14,337)	¥ 1,967	¥ (559)
Earnings per share [abstract]
Basic earnings (loss) per share (in Yen per share)	¥ (114.98)	¥ 16.05	¥ (4.56)
Diluted earnings (loss) per share (in Yen per share)	¥ (114.98)	¥ 16.05	¥ (4.56)
Weighted average shares - basic (shares)	124,803,262	122,587,617	122,587,617
Weighted average shares - diluted (shares)	124,803,262	122,587,617	122,587,617